COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies [Abstract]
Disclosure of commitments and contingencies [Table Text Block]
2021	5,911
2022	859
2023	—
2024	—
2025	—
2026 and thereafter	—
Total commitments	6,770